Earnings per Unit and Cash Distributions	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per Unit and Cash Distributions

21) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit (1) are presented below:

	Year Ended December 31,		April 15th to December 31,
(U.S. Dollars in thousands, except unit and per unit amounts)	2015	2014	2013
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$40,442	$27,392	$18,603
Less: Distributions (2)	56,921	40,481	20,779
Over distributed earnings	(16,479)	(13,089)	(2,176)
Over distributed earnings attributable to:
Common unitholders	(11,060)	(7,916)	(1,066)
Subordinated unitholders	(5,087)	(4,912)	(1,066)
General Partner	(332)	(261)	(44)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	16,705	11,209	8,568
Subordinated unitholders	8,568	8,568	8,568
General Partner	516	404	350
Earnings per unit (basic and diluted):
Common unitholders	$1.499	$1.369	$1.063
Subordinated unitholders(3)	$1.708	$1.343	$1.065
General Partner	$1.487	$1.329	$1.063
Cash distributions declared and paid in the period per unit(4)	$2.030	$1.795	$0.752
Subsequent event: Cash distributions declared and paid per unit relating to the period(5)	$0.520	$0.490	$0.435

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s First Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”).
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the numbers of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the years ended December 31, 2015 and 2014 of $2.1 million and $0.6 million, respectively and for the period April 15, 2013 to December 31, 2013 of $0.02 million.
(3)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the year ended December 31, 2015 and 2014 was $2.1 million and $0.6 million, respectively and for the period April 15 to December 31, 2013 was $0.02 million.
(4)	Refers to cash distributions declared and paid during the period.
(5)	Refers to cash distributions declared and paid subsequent to the fourth quarter.

Earnings per unit information is given for the period from the date of the closing of the IPO (April 15, 2013). Earnings per unit information has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership’s structure and the basis of preparation of the financial statements as described in Note 2—Summary of Significant Accounting Policies.

As of December 31, 2015, the public owned a 66.8% limited partner interest in the Partnership (in the form of 18,536,226 common units) and KNOT directly owned a 30.9% limited partner interest in the Partnership (in the form of 8,567,500 subordinated units). In addition, KNOT, through its ownership of the General Partner, owned a 2.01% general partner interest (in the form of 558,674 general partner units) and a 0.3% limited partner interest (in the form of 90,368 common units).

Earnings per unit is determined by dividing net income, after deducting the distribution paid or to be made in relation to the period by the weighted-average number of units outstanding during the applicable period.

The General Partner’s, common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated capital requirements. In addition, KNOT, as the initial holder of all IDRs, has the right, at the time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters), to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.

Under the Partnership Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution (the “MQD”) of $0.375 per unit per quarter, plus arrearages in the payment of the MQD on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

•	first, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit has received the MQD for that quarter;

•	second, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit has received an amount equal to any arrearages in payment of the MQD on the common units for prior quarters during the subordination period; and

•	third, 98.0% to the subordinated unitholders, pro rata, and 2.0% to the General Partner until each subordinated unit has received the MQD for that quarter.

In addition, KNOT currently holds all of the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the MQD and the target distribution levels have been achieved. If for any quarter during the subordination period:

•	the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the MQD; and

•	the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the MQD,

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders, the holders of the IDRs and the General Partner in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each unitholder receives a total of $0.43125 per unit for that quarter (the “first target distribution”);

•	second, 85.0% to all unitholders, pro rata, and 2.0% to the General Partner and 13.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.46875 per unit for that quarter (the “second target distribution”);

•	third, 75.0% to all unitholders, pro rata, and 2.0% to the General Partner and 23.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.5625 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unitholders, pro rata, 2.0% to the General Partner and 48.0% to the holders of the IDRs, pro rata.

Distributions of available cash from operating surplus for any quarter after the subordination period has ended are to be made in the following manner:

•	first, 98% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit has received an amount equal to the MQD for that quarter;

•	second, 98% to all unitholders, pro rata, and 2.0% to the General Partner, until each outstanding unit receives a total of the first target distribution for that quarter;

•	third, 85% to all unitholders, pro rata, 2.0% to the General Partner, and 13% to the IDR holders, pro rata, until each outstanding unit receives a total of the second target distribution for that quarter;

•	fourth, 75% to all unitholders, pro rata, 2.0% to the General Partner, and 23.0% to the IDR holders, pro rata, until each outstanding unit receives a total of the third target distribution for that quarter; and

•	thereafter, 50% to all unitholders, pro rata, 2.0% to the General Partner, and 48% to the IDR holders, pro rata.

The percentage interests set forth above assume that the General Partner owns a 2.0% general partner interest and that the Partnership does not issue additional classes of equity securities.